Long-term Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of Long-Term Receivables Explanatory [Abstract]
Long-term Receivables
8.	Long-term Receivables

($000s)	December 31, 2021	December 31, 2020
Canadian Exploration Expenses (note 17)	9,172	-
British Columbia Mineral Exploration Tax Credit [1]	3,866	-
	13,038	-

1)	During 2016, upon the completion of an audit of the application by tax authorities of the British Columbia Mineral Exploration Tax Credit (“BCMETC”) program, the Company was reassessed $3.6 million, including accrued interest, for expenditures that the tax authority has categorized as not qualifying for the BCMETC program. The Company recorded a $3.6 million provision within non-trade payables and accrued expenses on the consolidated statements of financial position as at December 31, 2016 with a corresponding increase in mineral interests. In 2017 the Company filed an objection to the reassessment with the appeals division of the tax authorities and paid one-half of the accrued balance to the Receiver General and reduced the provision by $1.8 million. In 2019, the Company received a decision from the appeals division that the Company’s objection was denied, and the Company filed a Notice of Appeal with the British Columbia Supreme Court. The Attorney General of Canada replied to the facts and arguments in the Company’s Notice of Appeal and stated its position that the Company’s expenditures did not qualify for the BCMETC program. Subsequent to December 31, 2021, the Company completed discoveries with the Department of Justice and will continue to move the appeal process forward as expeditiously as possible. The Company intends to continue to fully defend its position. As at December 31, 2021, The Company has paid $1.6 million to the Receiver General, and the Canada Revenue Agency (CRA) has withheld $2.3 million of HST credits due to the Company that would fully cover the residual balance, including interest, should the Company be unsuccessful in its challenge. In 2021, based on further study of the facts and circumstances of the Company’s objection, the Company concluded that it was more likely than not that it will be successful in its objection and reclassified the $3.9 million as long-term receivables on the consolidated statements of financial position as at December 31, 2021.